Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 856
Unrecognized prior service credit	14
Accumulated other comprehensive loss	870
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	31
Unrecognized prior service credit	(451)
Accumulated other comprehensive loss	(420)
Other
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	82
Unrecognized prior service credit	(5)
Accumulated other comprehensive loss	$ 77